Tax matters (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Schedule of reconciliation of income tax expense
The reconciliation of the income tax expense calculated at the tax rate applicable in Spain (30%) to the income tax expense recognised and the detail of the effective tax rate are as follows:

EUR million
	2023	2022	2021
Consolidated profit (loss) before tax:
From continuing operations	16,459	15,250	14,547
From discontinued operations	—	—	—
	16,459	15,250	14,547
Income tax at tax rate applicable in Spain (30%)	4,938	4,575	4,364
By the effect of application of the various tax rates applicable in each countryA	(100)	61	210
Of which:
Brazil	198	472	634
United Kingdom	(51)	(161)	(158)
United States	(28)	(99)	(179)
Chile	(28)	(30)	(34)
Poland	(164)	(101)	—
Effect of profit or loss of associates and joint ventures	(184)	(210)	(130)
USA electric vehicle leasing incentives	(259)	—	—
Effect of reassessment of deferred taxes	—	—	9
Permanent differences and other	(119)	60	441
Current income tax	4,276	4,486	4,894
Effective tax rate	25.98%	29.42%	33.64%
Of which:
Continuing operations	4,276	4,486	4,894
Of which:
Current taxes	5,568	4,272	3,799
Deferred taxes	(1,292)	214	1,095
Income tax (receipts)/payments	5,214	5,498	4,012
A.Calculated by applying the difference between the tax rate applicable in Spain and the tax rate applicable in each jurisdiction to the profit or loss contributed to the Group by the entities which operate in each jurisdiction.

Schedule of tax recognized in equity
In addition to the income tax recognised in the consolidated income statement, the Group recognised the following amounts in consolidated equity in 2023, 2022 and 2021:

EUR million
	2023	2022	2021
Other comprehensive income
Items not reclassified to profit or loss	358	49	(510)
Actuarial gains or (-) losses on defined benefit pension plans	302	96	(530)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	20	(19)	(13)
Financial liabilities at fair value with changes in results attributable to changes in credit risk	36	(26)	33
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	—	(2)	—
Items that may be reclassified to profit or loss	(919)	1,522	1,136
Cash flow hedges	(732)	912	278
Changes in the fair value of debt instruments through other comprehensive income	(214)	661	857
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	27	(51)	1
Total	(561)	1,571	626

Schedule of deferred tax assets and liabilities
The detail of deferred tax assets, by classification as monetizable or non-monetizable assets, and of deferred tax liabilities at 31 December 2023, 2022 and 2021 is as follows:

EUR million
	2023		2022		2021
	MonetizableA	Other	MonetizableA	Other	MonetizableA	Other
Tax assets	11,099	9,668	10,660	10,127	10,473	8,967
Tax losses and tax credits	—	2,393	—	1,778	—	1,249
Temporary differences	11,099	7,275	10,660	8,349	10,473	7,718
Of which:
Non-deductible provisions	—	1,965	—	2,182	—	2,256
Valuation of financial instruments	—	1,543	—	1,535	—	600
Loan losses	8,248	1,577	7,696	1,232	6,888	988
Pensions	2,851	665	2,964	560	3,585	669
Valuation of tangible and intangible assets	—	1,060	—	1,270	—	1,509

Tax liabilities	—	6,086	—	6,428	—	6,462
Temporary differences	—	6,086	—	6,428	—	6,462
Of which:
Valuation of financial instruments	—	2,059	—	1,792	—	1,419
Valuation of tangible and intangible assets	—	2,594	—	3,169	—	3,081
Investments in Group companies	—	378	—	359	—	337
A.In 2023, the Spanish Economic Administrative Court ruled that in 2017 the requirements for the conversion of part of the monetizable assets of Popular Group into a credit against the Tax Administration were met, allowing the conversion to 995 million euros. This amount has been paid to Banco Santander, without impact on results. The favorable Economic Administrative Court decision has been declared harmful to the public interests and challenged at the National Appellate Court by the Tax Administration. The estimation of this appeal would imply that Grupo Santander should repay the amount refunded and would, once again, credit these monetizable assets with no impact on results except for late payment interests. However, it is considered that there are strong defense arguments in relation to this appeal.

Schedule of changes in deferred tax assets and liabilities
The changes in Tax assets - Deferred and Tax liabilities - Deferred in the last three years were as follows:

EUR million
	Balances at 31 December 2022	(Charge)/Credit to income	Foreign currency balance translation differences and other items	(Charge)/Credit to asset and liability valuation adjustments	Acquisition for the year (net)	Balances at 31 December 2023
Deferred tax assets	20,787	629	(130)	(422)	(97)	20,767
Tax losses and tax credits	1,778	392	224	—	(1)	2,393
Temporary differences	19,009	237	(354)	(422)	(96)	18,374
Of which monetizable	10,660	1,232	(787)	—	(6)	11,099
Deferred tax liabilities	(6,428)	663	3	(338)	14	(6,086)
Temporary differences	(6,428)	663	3	(338)	14	(6,086)
	14,359	1,292	(127)	(760)	(83)	14,681

EUR million
	Balance at 31 December 2021	(Charge)/Credit to income	Foreign currency balance translation differences and other items	(Charge)/Credit to asset and liability valuation adjustments	Acquisition for the year (net)	Balance at 31 December 2022
Deferred tax assets	19,440	273	376	697	1	20,787
Tax losses and tax credits	1,250	211	317	—	—	1,778
Temporary differences	18,190	62	59	697	1	19,009
Of which monetizable	10,473	507	(320)	—	—	10,660
Deferred tax liabilities	(6,462)	(487)	(149)	684	(14)	(6,428)
Temporary differences	(6,462)	(487)	(149)	684	(14)	(6,428)
	12,978	(214)	227	1,381	(13)	14,359

EUR million
	Balances at 31 December 2020	(Charge)/Credit to income	Foreign currency balance translation differences and other items	(Charge)/Credit to asset and liability valuation adjustments	Acquisition for the year (net)	Balance at 31 December 2021
Deferred tax assets	19,246	(209)	193	209	1	19,440
Tax losses and tax credits	1,093	129	28	—	—	1,250
Temporary differences	18,153	(338)	165	209	1	18,190
Of which monetizable	10,721	(273)	25	—	—	10,473
Deferred tax liabilities	(5,933)	(886)	(170)	528	(1)	(6,462)
Temporary differences	(5,933)	(886)	(170)	528	(1)	(6,462)
	13,313	(1,095)	23	737	—	12,978